T. ROWE PRICE TAX-FREE INCOME FUND
May 31, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 100.2%
Alabama 0.1%
Tuscaloosa County IDA, Hunt Refining Project, Series A, IDRB,
5.25%, 5/1/44 (1)	3,280	3,348
		3,348

Alaska 0.2%
Alaska Int'l. Airport, Series B, 5.00%, 10/1/35	3,945	4,522
Valdez Marine, Exxon Pipeline, Series A, VRDN, 0.06%, 12/1/33	1,000	1,000
		5,522

Arizona 0.2%
Arizona HFA, Banner Health, Series B, FRN, 67% of 3M USD
LIBOR + 0.81%, 1.77%, 1/1/37	1,500	1,403
Arizona HFA, Phoenix Childrens Hosp. , Series A, 5.00%, 2/1/34	3,000	3,128
Phoenix IDA, Mayo Clinic, Series B, IDRB, VRDN, 0.05%,
11/15/52	350	350
Phoenix IDA, Phoenix Student Housing, IDRB, 5.00%, 7/1/59	1,070	1,027
		5,908

California 10.6%
Alameda Corridor Transportation Auth., Series B, 5.00%,
10/1/35 (2)	5,750	6,581
California, GO, 5.00%, 8/1/32	15,000	17,512
California, GO, 5.25%, 9/1/25	10,000	10,602
California, Various Purpose, GO, 5.00%, 9/1/31	7,000	7,398
California, Various Purpose, GO, 5.00%, 9/1/32	12,400	13,098
California, Various Purpose, GO, 5.00%, 10/1/39	5,900	6,814
California, Various Purpose, GO, 5.00%, 11/1/43	1,700	1,907
California, Various Purpose, GO, 5.25%, 3/1/30	2,300	2,308
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/30	1,750	2,066
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/31	1,335	1,568

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
California HFFA, Cedars-Sinai Medical Center, 5.00%, 11/15/32	1,065	1,245
California HFFA, Kaiser Permanente, Series A-2, 5.00%, 11/1/47	4,750	7,606
California HFFA, Lucile Packard Stanford Hosp. , Series B,
5.00%, 8/15/55	4,550	5,159
California HFFA, Lucile Salter Packard Childern's Hosp. at
Stanford, Series A, 5.00%, 11/15/56	3,925	4,546
California HFFA, Stanford Hosp. & Clinics, Series A, 5.00%,
8/15/42	7,000	7,466
California HFFA, Sutter Health, Series A, 5.00%, 11/15/38	2,250	2,610
California HFFA, Sutter Health, Series A, 5.00%, 8/15/52	6,100	6,582
California HFFA, Sutter Health, Series D, 5.25%, 8/15/31	7,325	7,661
California Housing Fin. , Series A, 4.25%, 1/15/35	920	952
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 4.00%, 10/1/29 (1)	420	404
California Municipal Fin. Auth., John Adams Academies-Lincoln
Project, Series A, 5.00%, 10/1/49 (1)	1,525	1,456
California Municipal Fin. Auth., Retirement Housing Foundation,
Series A, 5.00%, 11/15/32	1,425	1,587
California Municipal Fin. Auth. , West Village, 5.00%, 5/15/48	5,500	5,896
California Public Works Board, Series B, 5.00%, 10/1/34	1,090	1,255
California Public Works Board, Series B, 5.00%, 10/1/39	10,000	11,407
California Public Works Board, Coalinga State Hosp. , Series E,
5.00%, 6/1/26	5,000	5,644
California Public Works Board, Judicial Council, Series A,
5.00%, 3/1/38	5,000	5,467
California School Fin. Auth. , New Designs Charter School,
5.00%, 6/1/30 (1)	1,380	1,434
California Statewide CDA, Cottage Health Oblig. Group, 5.00%,
11/1/40 (Prerefunde d 11/1/20) (3)	8,500	8,670
California Statewide CDA, Cottage Health Oblig. Group, 5.25%,
11/1/30 (Prerefunde d 11/1/20) (3)	7,025	7,173
California Statewide CDA, Kaiser Permanente, Series A, 5.00%,
4/1/42	5,365	5,675
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/48 (1)	1,300	1,323

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (1)	2,275	2,309
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (1)	3,000	3,075
California Tobacco Securitization Agency, 5.25%, 6/1/21	1,550	1,551
Chula Vista Ind. Dev. , San Diego Gas, Series C, 5.875%,
2/15/34	2,000	2,008
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/47	1,000	1,000
Golden State Tobacco Securitization, Series A-2, 5.30%, 6/1/37	2,000	2,024
Inland Valley Dev. Agency, Tax Allocation, Series A, 5.25%,
9/1/37	4,600	5,077
Irvine Unified School Dist. , Community Fac. Dist. , Special Tax,
Series D, 5.00%, 3/1/57	3,230	3,622
Long Beach, 5.00%, 5/15/35	1,000	1,026
Long Beach, 5.00%, 5/15/40	2,500	2,538
Los Angeles Airport, Series D, 5.25%, 5/15/27	1,955	1,972
Riverside County Redev. Agency, Desert Community, Series D,
6.00%, 10/1/37 (Prerefunded 10/1/20) (3)	3,550	3,619
Sacramento County Airport, Series B, 5.00%, 7/1/41	3,325	3,746
Sacramento County Airport, Senior, Series A, 5.00%, 7/1/41	2,925	3,304
Sacramento County Sanitation Dist. Fin. Auth. , Series B, FRN,
67% of 3M USD LIBOR + 0.53%, 1.589%, 12/1/35 (4)	2,800	2,623
San Diego County Regional Airport Auth. , Series A, 4.00%,
7/1/38	1,020	1,136
San Diego County Regional Airport Auth. , Series A, 5.00%,
7/1/40 (Prerefunde d 7/1/20) (3)	7,900	7,929
San Francisco City & County Int'l. Airports, Series F, 5.00%,
5/1/50	5,000	6,027
San Francisco City & County Int'l. Airports, Series B, 5.00%,
5/1/49	10,600	12,792
San Jose, Series B, 5.00%, 3/1/42	2,000	2,361
San Jose, Series B, 5.00%, 3/1/47	3,550	4,164
San Mateo, Bay Meadows Community Fac. , Dist. 2008-1, 5.50%,
9/1/44	3,000	3,152
Southern California Public Power Auth. , Windy Flats Project-1,
5.00%, 7/1/29 (Prerefunded 7/1/20) (3)	14,250	14,306

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Torrance, Memorial Medical Center, Series A, 5.00%, 9/1/40	5,070	5,097
Univ. of California Regents, Series I, 5.00%, 5/15/28	3,500	4,239
		271,769

Colorado 2.8%
Broadway Station Metropolitan Dist. No. 2, Series A, GO,
5.125%, 12/1/48	2,300	2,067
Colorado, COP, Series A, 4.00%, 12/15/34	4,130	4,978
Colorado, COP, Series A, 4.00%, 12/15/35	1,750	2,096
Colorado HFA, Common Spirit Health, Series A, 5.00%, 8/1/44	10,300	11,521
Colorado HFA, SCL Health Sys. , Series B, 4.00%, 1/1/40	5,000	5,444
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/47	440	435
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51	1,870	1,832
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/56	4,245	4,093
Denver City & County Airports, Series B, 5.00%, 12/1/48	10,500	12,383
Denver Convention Center Hotel Auth. , 5.00%, 12/1/34	2,500	2,595
Denver Convention Center Hotel Auth. , 5.00%, 12/1/35	2,500	2,595
Denver Convention Center Hotel Auth. , 5.00%, 12/1/36	2,000	2,075
Denver Convention Center Hotel Auth. , 5.00%, 12/1/40	12,990	13,478
Regional Transportation Dist. , Fastracks Project, Series A,
5.00%, 11/1/46	5,000	5,901
		71,493

Connecticut 1.1%
Connecticut, Series E, GO, 5.00%, 9/15/34	3,250	3,914
Connecticut HEFA, Stamford Hosp. , Series J, 5.00%, 7/1/42	15,865	16,022
Connecticut Special Tax Obligation, Transportation
Infrastructure, Series A, 5.00%, 1/1/33	6,535	7,895
Mashantucket Western Pequot Tribe, 6.05%, (PIK), 7/1/31 (5)(6)	2,864	186
		28,017

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Delaware 1.4%
Delaware Economic Dev. Auth. , Acts Retirement Communities,
Series B, 5.00%, 11/15/48	6,185	6,317
Delaware Economic Dev. Auth. , Delmarva Power, 5.40%, 2/1/31	5,680	5,712
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50	2,850	3,136
Delaware HFA, Christiana Health Care Sys. , 4.00%, 10/1/49	8,470	9,458
Delaware HFA, Christiana Health Care Sys. , 5.00%, 10/1/45	7,250	8,939
Univ. of Delaware, Series A, 5.00%, 11/1/43	895	1,397
Univ. of Delaware, Series A, 5.00%, 11/1/45	500	792
		35,751

District of Columbia 2.5%
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37	515	469
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42	500	438
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52	2,945	2,502
District of Columbia Water & Sewer Auth. , Series A, 5.00%,
10/1/48 (Prerefunde d 10/1/23) (3)	5,000	5,780
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series A, 5.00%, 10/1/44	5,000	5,832
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 4.00%, 10/1/53 (2)	945	995
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/34	550	628
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 5.00%, 10/1/47	1,000	1,105
Metropolitan Washington Airports Auth. , Dulles Toll Road,
Series B, 6.50%, 10/1/44	9,350	11,505
Washington Convention & Sports Auth. , Convention Center
Hotel, Series A, 5.00%, 10/1/40	11,175	11,196
Washington Convention & Sports Auth. , Hotel Tax, Series A,
5.00%, 10/1/30	3,200	3,429
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/37	5,000	5,911

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Washington Metropolitan Area Transit Auth. , Series B, 5.00%,
7/1/42	12,500	14,619
		64,409

Florida 9.5%
Alachua County HFA, E Ridge Retirement Village, 6.25%,
11/15/44	4,500	3,423
Alachua County HFA, Shands Teaching Hosp. & Clinics, 4.00%,
12/1/49	15,125	15,772
Alachua County HFA, Shands Teaching Hosp. & Clinics, Series
A, 5.00%, 12/1/44	15,820	17,200
Broward County Half-Cent Sales Tax, Main Courthouse, Series
A, 5.25%, 10/1/36 (Prerefunded 10/1/20) (3)	8,110	8,247
Central Florida Expressway Auth. , 5.00%, 7/1/39	7,475	8,677
Central Florida Expressway Auth. , 5.00%, 7/1/42	4,670	5,389
Central Florida Expressway Auth. , Series B, 5.00%, 7/1/34	3,700	4,329
Davie Ed. Fac. , Nova Southeastern Univ. , Series A, 6.00%,
4/1/42	6,560	7,111
Florida Higher Ed. Fac. Fin. Auth. , Jacksonville Univ. , Series A-1,
5.00%, 6/1/48 (1)	5,075	4,403
Jacksonville, Better Jacksonville Sales Tax, Series A, 5.00%,
10/1/30	2,880	3,102
Jacksonville, Ed. Fac. , Jacksonville Univ. , Series B, 5.00%,
6/1/53 (1)	2,595	2,204
Jacksonville, Transportation, Series A, 5.00%, 10/1/29	3,500	3,794
Jacksonville, Transportation, Series A, 5.00%, 10/1/30	11,555	12,499
Jacksonville, Transportation, Series A, 5.00%, 10/1/31	4,450	4,803
Lee Memorial Health Sys. , Series A-1, 5.00%, 4/1/44	3,350	3,764
Martin County HFA, Martin Memorial Medical Center, 5.00%,
11/15/45 (Prerefunde d 11/15/24) (3)	3,750	4,485
Miami-Dade County, Aviation Revenue, 5.00%, 10/1/41	5,300	6,007
Miami-Dade County, Transit Sys. , 5.00%, 7/1/37	6,425	6,939
Miami-Dade County EFA, Series A, 5.00%, 4/1/53	5,000	5,610
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/40	18,700	20,400

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Miami-Dade County EFA, Univ. of Miami, Series A, 5.00%,
4/1/45	12,360	13,392
Palm Beach County HFA, Acts Retirement-Life Community,
5.00%, 11/15/45	4,175	4,273
Palm Beach County HFA, Baptist Health, 4.00%, 8/15/49	11,000	11,858
Sarasota County Public Hosp. Dist. , Sarasota Memorial Hosp. ,
5.00%, 7/1/41	10,000	11,807
South Miami HFA, Baptist Health, 5.00%, 8/15/37	11,000	12,745
South Miami HFA, Baptist Health, 5.00%, 8/15/42	6,000	6,878
Sumter County IDA, Central Florida Health Alliance, Series A,
IDRB, 5.25%, 7/1/44	1,690	1,827
Tampa, Baycare Health, Series A, 5.00%, 11/15/46	12,135	13,350
Tampa, H. Lee Moffitt Cancer Center, Cigarette Tax Allocation,
Series A, 5.00%, 9/1/29	1,880	2,016
Tampa, The Univ. of Tampa, 4.00%, 4/1/50	3,250	3,436
Tampa Hillsborough County Expressway Auth. , 5.00%, 7/1/47	12,000	13,837
		243,577

Georgia 4.8%
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/32	2,500	2,798
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/33	1,600	1,785
Atlanta Airport, Passenger Fac. Charge, Series A, 5.00%, 1/1/34	3,000	3,340
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 6.75%, 1/1/35	800	851
Atlanta Dev. Auth. , Georgia Proton Treatment Center, Series A-
1, 7.00%, 1/1/40	4,895	5,216
Brookhaven Dev. Auth., Children's Healthcare of Atlanta, Series
A, 4.00%, 7/1/44	18,130	20,318
Cobb County Kennestone Hosp. Auth. , WellStar Health, RAC,
5.25%, 4/1/41	3,000	3,070
Cobb County Kennestone Hosp. Auth. , WellStar Health, Series
A, RAC, 5.00%, 4/1/42	1,000	1,113
Fulton County, Water & Sewer, 5.00%, 1/1/27	7,000	7,183
Fulton County Dev. Auth. , Childrens Healthcare, Series C,
5.00%, 7/1/38	1,250	1,536

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Fulton County Dev. Auth. , Childrens Healthcare, Series C,
5.00%, 7/1/39	1,165	1,424
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/37	1,975	2,222
Fulton County Dev. Auth. , WellStar Health, Series A, RAC,
5.00%, 4/1/42	3,895	4,335
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/36	5,250	5,797
Fulton County Dev. Auth. , Woodruff Arts Center, 5.00%,
3/15/44	5,150	5,806
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/35	2,310	2,674
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.00%, 2/15/45	3,965	4,489
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series A, 5.50%, 8/15/54	6,600	7,636
Gainesville & Hall County Hosp. Auth. , Northeast Georgia
Health, Series B, 5.50%, 2/15/42	3,245	3,946
Main Street Natural Gas, Series A, 5.00%, 5/15/31	4,000	4,674
Main Street Natural Gas, Series A, 5.00%, 5/15/32	2,500	2,897
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series A,
5.50%, 9/15/25	6,000	7,138
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)	2,650	2,882
Main Street Natural Gas, Georgia Municipal Gas Auth. , Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)	7,940	8,754
Municipal Electric Auth. of Georgia, Series EE, 7.25%, 1/1/24
(7)	6,500	7,583
Municipal Electric Auth. of Georgia, Power Revenue, Series HH,
5.00%, 1/1/44	4,485	5,028
		124,495

Idaho 0.9%
Idaho HFA, St. Lukes Health Sys. , Series A, 5.00%, 3/1/34	2,100	2,296
Idaho HFA, St. Lukes Health Sys. , Series A, 5.00%, 3/1/44	19,285	20,751
		23,047

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Illinois 6.1%
Chicago, Series A, GO, 5.50%, 1/1/49	1,850	1,885
Chicago, Wastewater, Series C, 5.00%, 1/1/31	1,100	1,255
Chicago, Wastewater, Series C, 5.00%, 1/1/32	2,500	2,842
Chicago Board of Ed. , Series A, GO, 5.00%, 12/1/23 (2)	2,000	2,196
Chicago Midway Airport, Series B, 5.00%, 1/1/35	7,960	8,621
Chicago Midway Airport, Series B, 5.00%, 1/1/36	3,070	3,318
Chicago O'hare Int'l. Airport, Series B, 5.00%, 1/1/48	4,000	4,583
Chicago O'Hare Int'l. Airport, Series C, 5.25%, 1/1/29	11,735	11,776
Chicago O'Hare Int'l. Airport, Series D, 5.00%, 1/1/47	10,775	12,017
Chicago Water, Series A-1, 5.00%, 11/1/28	1,225	1,373
Cook County, Series C, GO, 5.00%, 11/15/25	9,485	9,812
Cook County, Series C, GO, 5.00%, 11/15/26	4,935	5,093
Cook County, Series C, GO, 5.00%, 11/15/29	1,065	1,094
Illinois, GO, 5.50%, 5/1/25	1,505	1,560
Illinois, GO, 5.50%, 5/1/26	1,350	1,407
Illinois, GO, 5.50%, 7/1/38	11,000	11,223
Illinois, Series A, GO, 5.00%, 10/1/31	1,500	1,518
Illinois, Series B, GO, 5.00%, 10/1/31	2,000	2,024
Illinois, Series B, GO, 5.00%, 10/1/32	1,750	1,771
Illinois Fin. Auth. , Franciscan Communities, Series A, 5.125%,
5/15/43 (Prerefunded 5/15/23) (3)	870	991
Illinois Fin. Auth. , Northwestern Mem Hosp. , Series A-4, VRDN,
0.06%, 8/15/42	3,510	3,510
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/34	515	607
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/36	750	877
Illinois Fin. Auth. , Presence Health, Series C, 5.00%, 2/15/41	3,040	3,527
Illinois Fin. Auth. , Unrefunded Balance, Franciscan
Communities, Series A, 5.125%, 5/15/43	6,065	5,387
Metropolitan Pier & Exposition Auth. , McCormick Place, 5.00%,
6/15/50	2,850	2,738
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, 5.00%, 6/15/57	650	618

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
A, Zero Coupon, 6/15/37 (4)	11,870	5,557
Metropolitan Pier & Exposition Auth. , McCormick Place, Series
B, Zero Coupon, 12/15/41	10,000	3,243
Metropolitan Pier & Exposition Auth., Unrefunded Balance,
McCormick Place, Series A, 5.50%, 6/15/50 (Prerefunded
6/15/20) (3)	15,135	15,160
Railsplitter Tobacco Settlement Auth. , 5.00%, 6/1/28	1,310	1,549
Regional Transportation Auth. , Series A, 5.75%, 6/1/34 (2)	5,250	7,166
Regional Transportation Auth. , Series A, 6.00%, 7/1/33 (4)	15,000	20,106
Regional Transportation Auth. , Series A, 6.70%, 11/1/21 (4)	1,275	1,334
		157,738

Indiana 0.4%
Indiana Fin. Auth. , Ohio Valley Electric, Series A, 5.00%, 6/1/39	5,885	5,913
Vigo County Hosp. Auth. , Union Hosp. , 7.75%, 9/1/31
(Prerefunded 9/1/21) (3)	5,000	5,458
		11,371

Iowa 0.1%
Iowa Fin. Auth. , Iowa Fertilizer, Series B, VRDN, 5.25%, 12/1/50
(Tender 12/1/37)	1,395	1,399
		1,399

Kansas 0.3%
Univ. of Kansas Hosp. Auth. , Univ. of Kansas Health Sys. , Series
A, 5.00%, 9/1/48	6,090	7,447
		7,447

Kentucky 1.8%
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/45 (2)	1,000	1,124
Kentucky Economic DFA, Louisville Arena Auth. , Series A,
5.00%, 12/1/47 (2)	1,000	1,045

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/36	1,750	1,531
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46	1,900	1,543
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/32	2,000	1,944
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37	1,100	1,164
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41	850	892
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45	3,525	3,654
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50	6,780	7,040
Kentucky Economic DFA, Owensboro Medical Health, Series A,
6.50%, 3/1/45 (Prerefunded 6/1/20) (3)	2,520	2,520
Kentucky Economic DFA, Owensboro Medical Health, Series B,
5.00%, 6/1/40	2,200	2,314
Kentucky Public Energy Auth. , Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)	8,760	9,729
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 5.75%, 7/1/49	2,100	2,170
Kentucky Public Transportation Infrastructure Auth. , Downtown
Crossing, Series A, 6.00%, 7/1/53	8,300	8,623
		45,293

Louisiana 1.5%
Jefferson Sales Tax Dist. , Series B, 5.00%, 12/1/42 (2)	7,500	8,930
Louisiana Offshore Terminal Auth. , Loop LCC Project, Series A,
VRDN, 1.65%, 9/1/27 (Tender 12/1/23)	1,175	1,160
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/38	750	865
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/43	2,775	3,169
New Orleans Aviation Board, General Airport North Terminal
Project, Series A, 5.00%, 1/1/48	9,210	10,458
New Orleans Sewerage Service, 5.00%, 6/1/35	900	1,052

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Orleans Sewerage Service, 5.00%, 6/1/45	4,835	5,552
Saint Charles Parish, Valero Energy, VRDN, 4.00%, 12/1/40
(Tender 6/1/22)	1,500	1,551
Saint James Parish, Nustar Logistics, VRDN, 5.85%, 8/1/41
(Tender 6/1/25) (1)	4,450	4,692
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.10%,
6/1/37 (Tender 7/1/24)	875	801
Saint John the Baptist Parish, Marathon Oil, VRDN, 2.20%,
6/1/37 (Tender 7/1/26)	1,500	1,314
		39,544

Maryland 5.9%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42	7,000	6,194
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46	1,000	888
Baltimore City, Wastewater, Series C, 5.00%, 7/1/39	3,030	3,466
Baltimore City, Wastewater, Series C, 5.00%, 7/1/44	4,810	5,455
Baltimore City, Water, Series A, 5.00%, 7/1/31	4,515	5,125
Baltimore City, Water, Series A, 5.00%, 7/1/34	3,635	4,150
Baltimore City, Water, Series B, 5.00%, 7/1/28	1,000	1,145
Baltimore City, Water, Series B, 5.00%, 7/1/29	3,035	3,466
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33	590	624
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/36	395	415
Maryland CDA, Series A, 4.10%, 9/1/38	3,830	4,265
Maryland Economic Dev. , Port America Chesapeake
Transportation, Series A, 5.00%, 6/1/29	1,500	1,618
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36	2,655	2,958
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46	11,135	11,963
Maryland HHEFA, Adventist Healthcare, Series A, 6.25%,
1/1/31	2,500	2,640
Maryland HHEFA, Anne Arundel Health, 5.00%, 7/1/39	7,500	8,178
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/41
(Prerefunded 1/1/21) (3)	3,000	3,100

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Maryland HHEFA, Charlestown Community, 6.25%, 1/1/45
(Prerefunded 1/1/21) (3)	2,000	2,067
Maryland HHEFA, Medstar Health, 5.00%, 8/15/32	6,880	7,677
Maryland HHEFA, Medstar Health, Series A, 4.00%, 5/15/47	6,810	7,097
Maryland HHEFA, Medstar Health, Series A, 5.00%, 5/15/45	18,175	20,518
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/28	2,010	2,314
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/45	3,375	3,637
Maryland HHEFA, Univ. of Maryland Medical, Series A, 5.00%,
7/1/43	8,065	8,442
Maryland HHEFA, Univ. of Maryland Medical, Series B, 7.00%,
7/1/22 (4)(8)	805	881
Maryland HHEFA, Western Maryland Medical, 5.25%, 7/1/34
(Prerefunded 7/1/24) (3)	10,335	12,297
Maryland Stadium Auth. , Baltimore City Public Schools, 5.00%,
5/1/46	5,000	5,663
Maryland Stadium Auth. , Construction & Revitalization, Series A,
5.00%, 5/1/47	5,000	5,844
Rockville, Ingleside at King Farm, Series A-2, 5.00%, 11/1/31	500	500
Rockville City, Ingleside at King Farm, Series B, 5.00%, 11/1/42	3,100	2,875
Westminster, Carroll Lutheran Village, 5.125%, 7/1/34	3,000	2,931
Westminster, Carroll Lutheran Village, 5.50%, 7/1/44	3,000	2,980
		151,373

Massachusetts 0.8%
Massachusetts Bay Transportation Auth. , Unrefunded Balance,
Series A, 7.00%, 3/1/21	830	873
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/36	1,000	1,191
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/37	840	993
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health,
5.00%, 7/1/38	500	587
Massachusetts Dev. Fin. Agency, Linden Ponds Inc. Fac.,
5.00%, 11/15/28 (1)	1,500	1,447
Massachusetts Dev. Fin. Agency, Newbridge Charles, 5.00%,
10/1/57 (1)	1,400	1,350

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Massachusetts EFA, Series I, 6.00%, 1/1/28	230	230
Massachusetts HEFA, Mass Institute Technology, Series K,
5.50%, 7/1/32	10,000	14,766
		21,437

Michigan 2.5%
Detroit, GO, 5.00%, 4/1/28	850	905
Detroit, GO, 5.00%, 4/1/29	150	159
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/43 (2)	1,800	2,039
Detroit Downtown Dev. Auth. , Catalyst Dev. Project, Series A,
5.00%, 7/1/48 (2)	1,500	1,696
Grand Traverse County Hosp. Fin. Auth. , Munson Healthcare,
Series C, VRDN, 0.06%, 7/1/41	1,430	1,430
Great Lakes Water Auth. , Water Supply, Series B, 5.00%,
7/1/46	12,625	14,882
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/33	1,650	1,953
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C, 5.00%,
7/1/34	2,860	3,383
Michigan Fin. Auth. , Great Lakes Water Auth. , Series C-6,
5.00%, 7/1/33	2,000	2,240
Michigan Fin. Auth. , Henry Ford Health Sys. , Series A, 5.00%,
11/15/48	5,150	5,921
Michigan Fin. Auth. , Trinity Health, 4.00%, 12/1/40	7,000	7,683
Michigan Fin. Auth. , Trinity Health, Series A, 5.00%, 12/1/37	6,000	7,049
Michigan State Building Auth. , Prog State Fac. , 5.00%, 4/15/36	3,000	3,903
Wayne County Airport Auth. , Series A, 5.00%, 12/1/36	550	632
Wayne County Airport Auth. , Series A, 5.00%, 12/1/37	500	573
Wayne County Airport Auth. , Series A, 5.00%, 12/1/42	1,300	1,474
Wayne County Airport Auth. , Series A, 5.00%, 12/1/47	2,580	2,907
Wayne County Airport Auth. , Series G, 5.00%, 12/1/25	1,070	1,247
Wayne County Airport Auth. , Series G, 5.00%, 12/1/28	3,795	4,373
		64,449

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Mississippi 0.4%
Jackson County, Chevron USA, VRDN, 0.06%, 6/1/23	400	400
Jackson County PCR, Chevron USA, VRDN, 0.06%, 6/1/23	610	610
Mississippi Business Fin. , Chevron USA, Series C, VRDN,
0.06%, 11/1/35	9,000	9,000
		10,010

Missouri 2.6%
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.00%,
9/1/31	4,480	4,738
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.50%,
9/1/25	5,000	5,319
Kansas City IDA, Downtown Redev. , Series A, IDRB, 5.50%,
9/1/26	7,000	7,446
Missouri HEFA, Lutheran Senior Services, 5.00%, 2/1/48	3,000	2,849
Missouri HEFA, Mercy Health, Series C, 5.00%, 11/15/47	10,000	11,725
Missouri HEFA, St. Lukes Health Sys. , 5.00%, 11/15/34	4,900	5,538
Missouri HEFA, St. Lukes Health Sys. , 5.00%, 11/15/35	7,595	8,557
Missouri Municipal Electric Utility Commission, Plum Point
Project, Series A, 5.00%, 1/1/34	10,985	12,789
Saint Louis County IDA, Friendship Village, IDRB, 5.00%,
9/1/48	1,545	1,355
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.00%, 9/1/38	1,000	928
Saint Louis County IDA, Friendship Village, Series A, IDRB,
5.125%, 9/1/48	3,850	3,442
Saint Louis County IDA, St. Andrews Resources for Seniors,
Series A, IDRB, 5.125%, 12/1/45	1,050	900
Saint Louis IDA, Ballpark Village, Series A, IDRB, 3.875%,
11/15/29	130	114
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.375%,
11/15/35	895	746
Saint Louis IDA, Ballpark Village, Series A, IDRB, 4.75%,
11/15/47	800	656
		67,102

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Montana 0.2%
Montana Fac. Fin. Auth. , SCL Health Sys. , Series A, 4.00%,
1/1/38	4,350	4,798
		4,798

Nevada 0.8%
Las Vegas Convention & Visitors Auth. , Series B, 5.00%, 7/1/43	12,485	13,754
Reno, Sales Tax, Series A, 5.00%, 6/1/38	140	155
Reno, Sales Tax, Series A, 5.00%, 6/1/48	6,750	7,343
Reno, Sales Tax, Series C, Zero Coupon, 7/1/58 (1)	3,000	322
		21,574

New Hampshire 0.1%
National Fin. Auth. , Series 1, Class A, 4.125%, 1/20/34	2,315	2,369
New Hampshire HEFA, Hillside Village, Series A, 6.125%,
7/1/52 (1)	1,000	751
		3,120

New Jersey 2.6%
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2)	13,900	17,166
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, 4.00%, 6/15/29 (1)	665	667
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, 5.00%, 6/15/39 (1)	500	503
New Jersey Economic Dev. Auth. , Beloved Common Charter
School, 5.00%, 6/15/49 (1)	2,210	2,210
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/21	1,000	1,038
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/23	2,000	2,137
New Jersey Economic Dev. Auth. , Cigarette Tax, 5.00%,
6/15/28	1,000	1,056
New Jersey Economic Dev. Auth. , NJ Transit Transportation
Project, 4.00%, 11/1/39	1,325	1,231

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , NJ Transit Transportation
Project, 4.00%, 11/1/44	1,250	1,144
New Jersey Economic Dev. Auth. , Provident Group-Rowan Univ.
Student Housing, Series A, 5.00%, 1/1/48	2,840	2,713
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	5,500	6,660
New Jersey Transportation Trust Fund Auth. , Series BB, 5.00%,
6/15/44	6,000	6,177
New Jersey Transportation Trust Fund Auth. , Transportation
Program Bond, Series AA, 5.25%, 6/15/43	13,575	14,248
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/34	5,300	5,954
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/27	335	406
Tobacco Settlement Fin. , Series A, 5.25%, 6/1/46	2,900	3,236
		66,546

New Mexico 0.2%
New Mexico Hosp. Equipment Loan Council, Series A, 4.00%,
8/1/48	5,000	5,269
		5,269

New York 6.4%
Dormitory Auth. of the State of New York, Series D, 4.00%,
2/15/40	2,000	2,307
Dormitory Auth. of the State of New York, Group 4, Series A,
4.00%, 3/15/48	10,000	11,236
Dormitory Auth. of the State of New York, Mount Sinai Hosp. ,
Series A, 5.00%, 7/1/22 (Prerefunded 7/1/20) (3)	6,000	6,023
Dormitory Auth. of the State of New York, Personal Income Tax,
Series B, 5.00%, 3/15/32	3,750	4,017
Dormitory Auth. of the State of New York, Personal Income Tax,
General Purpose, Series A, 5.00%, 2/15/30	4,850	5,535
Dormitory Auth. of the State of New York, St. John's Univ. ,
Series A, 5.00%, 7/1/44	4,800	5,056
Dormitory Auth. of the State of New York, Touro College Univ. ,
5.00%, 1/1/47	14,240	14,622
Hudson Yards Infrastructure, Series A, 5.00%, 2/15/45	2,200	2,561

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Hudson Yards Infrastructure, Series A, 5.25%, 2/15/47
(Prerefunded 2/15/21) (3)	105	109
Hudson Yards Infrastructure, Unrefunded Balance, Series A,
5.75%, 2/15/47	3,415	3,533
Long Island Power Auth. , 5.00%, 9/1/42	3,000	3,576
Metropolitan Transportation Auth. , Series B, 5.25%, 11/15/26
(2)	15,000	17,830
New York City, Series B-1, GO, 5.00%, 10/1/38	1,500	1,802
New York City, Series I-4, GO, VRDN, 0.06%, 4/1/36	4,050	4,050
New York City, Series J, GO, 5.00%, 8/1/31	5,000	5,766
New York City, Series J, GO, 5.00%, 8/1/32	7,500	8,633
New York City Transitional Fin. Auth. , Building Aid, Series S-1,
5.00%, 7/15/45	5,000	6,036
New York City Transitional Fin. Auth. , Future Tax, Series C-4,
VRDN, 0.07%, 11/1/36	5,630	5,630
New York Liberty Dev. , 4 World Trade Center, 5.75%, 11/15/51	22,500	23,694
New York Liberty Dev. , Bank of America Tower, 2.625%,
9/15/69	1,275	1,248
New York Liberty Dev. , Bank of America Tower, 2.80%, 9/15/69	1,650	1,612
New York State Thruway Auth. , Series A, 5.00%, 1/1/51	2,500	2,808
New York State Thruway Auth. , Series A, 5.25%, 1/1/56	2,215	2,511
Port Auth. of New York & New Jersey, Series 179, 5.00%,
12/1/38	5,000	5,583
Port Auth. of New York & New Jersey, Consolidated bonds,
4.00%, 9/1/45	3,500	3,864
Port Auth. of New York & New Jersey, Consolidated bonds,
4.00%, 9/1/49	4,860	5,347
Port Auth. of New York & New Jersey, JFK Int'l. Air Terminal,
6.00%, 12/1/42	2,500	2,517
Troy Capital Resource, Forward Deliviery Rensselaer County,
5.00%, 9/1/27	600	712
Troy Capital Resource, Forward Deliviery Rensselaer County,
5.00%, 9/1/28	1,000	1,207
Troy Capital Resource, Forward Deliviery Rensselaer County,
5.00%, 9/1/30	1,000	1,235

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Westchester County Local Dev. , Pace Univ. , Series A, 5.50%,
5/1/42	3,910	4,215
		164,875

North Carolina 3.5%
Charlotte, Charlotte-Douglas Int'l. Airport, 4.00%, 7/1/44	3,900	4,271
Charlotte, Charlotte-Douglas Int'l. Airport, Series A, 5.00%,
7/1/39	7,450	7,471
Charlotte, Charlotte-Douglas Int'l. Airport, Series A, 5.50%,
7/1/34	7,545	7,571
North Carolina Capital Fac. Fin. Agency, Duke Univ. , Series B,
5.00%, 10/1/55 (Prerefunded 10/1/25) (3)	6,245	7,762
North Carolina Medical Care Commission, Moses Cone Health
Sys. , Series B, VRDN, 0.05%, 10/1/35	3,275	3,275
North Carolina Medical Care Commission, Vidant Health,
5.00%, 6/1/45	5,000	5,528
North Carolina Medical Care Commission, Wake Forest Baptist,
Series A, 5.00%, 12/1/45	8,040	8,447
North Carolina Turnpike Auth. , 5.00%, 1/1/27 (2)	920	1,119
North Carolina Turnpike Auth. , 5.00%, 1/1/31 (2)	1,000	1,192
North Carolina Turnpike Auth. , 5.00%, 1/1/40	12,675	13,886
North Carolina Turnpike Auth. , Monroe Expressway Toll, Series
A, 5.00%, 7/1/47	4,655	4,855
North Carolina Turnpike Auth. , Monroe Expressway Toll, Series
A, 5.00%, 7/1/51	3,100	3,224
North Carolina Turnpike Auth. , Triangle Expressway, 4.00%,
1/1/55	4,300	4,252
Univ. of North Carolina At Chapel Hill, Univ. of North Carolina
Hosp. , 5.00%, 2/1/45	1,440	2,066
Univ. of North Carolina At Chapel Hill, Univ. of North Carolina
Hosp. , 5.00%, 2/1/49	10,000	14,714
		89,633

North Dakota 0.6%
Grand Forks Health Care, Altru Health Sys. , 5.00%, 12/1/32	13,835	14,215
		14,215

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)

Ohio 4.1%
Allen County Hosp. Fac. Revenue, Bon Secours Mercy Health I,
5.00%, 12/1/25	1,000	1,190
Allen County Hosp. Fac. Revenue, Bon Secours Mercy Health I,
5.00%, 12/1/26	550	667
Allen County Hosp. Fac. Revenue, Bon Secours Mercy Health I,
5.00%, 12/1/28	1,800	2,266
Allen County Hosp. Fac. Revenue, Bon Secours Mercy Health I,
5.00%, 12/1/29	1,250	1,597
Buckeye Tobacco Settlement Fin. Auth. , Series A-2, 4.00%,
6/1/38	2,000	2,237
Buckeye Tobacco Settlement Fin. Auth. , Series A-2, 4.00%,
6/1/39	2,500	2,788
Buckeye Tobacco Settlement Fin. Auth. , Series B-2, 5.00%,
6/1/55	14,335	14,465
Cuyahoga County, MetroHealth Sys. , 5.50%, 2/15/52	8,750	9,354
Cuyahoga County, MetroHealth Sys. , 5.50%, 2/15/57	4,315	4,535
Franklin County, OPRS Communities, 6.125%, 7/1/40
(Prerefunded 7/1/22) (3)	160	179
Franklin County, Unrefunded Balance, OPRS Communities,
6.125%, 7/1/40	2,540	2,630
Franklin County, Series A, 4.00%, 12/1/44	3,450	3,750
Franklin County, Nationwide Children's Hosp. , 5.00%, 11/1/48	8,500	12,653
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/38	1,600	1,891
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/39	1,665	1,963
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 4.00%, 12/1/40	1,430	1,682
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/46	6,000	7,537
Franklin County Convention Fac. Auth. , Greater Columbus
Convention Center, 5.00%, 12/1/51	8,750	10,898
Hamilton County, Cincinnati Children's Hosp. , 5.00%, 11/15/49	5,000	7,396
Ohio, Series A, 4.00%, 1/15/50	11,625	12,272

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Ohio, Series A, 5.00%, 1/15/50	3,500	4,094
		106,044

Oklahoma 0.2%
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57	1,500	1,636
Oklahoma Turnpike Auth. , Series C, 5.00%, 1/1/47	2,500	2,941
Tulsa County Ind. Auth. , Montereau, Senior Living Community,
5.25%, 11/15/45	750	743
		5,320

Oregon 0.5%
Oregon Fac. Auth. , Legacy Health, Series A, 5.00%, 6/1/46	11,000	12,149
		12,149

Pennsylvania 4.1%
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, Series A, 4.00%, 7/15/37	1,000	1,090
Allegheny County Hosp. Dev. Auth. , Univ. of Pittsburgh Medical
Center, Series A, 4.00%, 7/15/38	1,200	1,304
Cumberland County Municipal Auth. , Asbury Obligation Group,
5.25%, 1/1/27	1,275	1,242
Geisinger Auth. , Geisinger Health Sys. , Series B, VRDN, 0.04%,
6/1/41	2,500	2,500
Montgomery County IDA, Einstein Healthcare, Series A, IDRB,
5.25%, 1/15/45	4,800	5,063
Montgomery County IDA, Einstein Healthcare, Series A, IDRB,
5.25%, 1/15/46	3,000	3,162
Montgomery County IDA, New Regional Medical Center, IDRB,
5.25%, 8/1/33 (Prerefunded 8/1/20) (3)	6,475	6,529
Northampton County General Purpose Auth. , Lafayette College,
5.00%, 11/1/47	8,980	10,542
Pennsylvania Higher Ed. Fac. Auth. , Temple Univ. , First Series,
5.00%, 4/1/32	510	546
Philadelphia Airport, Series A, 5.00%, 6/15/35	16,000	16,042

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Philadelphia Hosp. & Higher Ed. Fac. Auth. , Children's Hosp. ,
Series B, VRDN, 0.06%, 7/1/25	3,800	3,800
Philadelphia IDA, St. Joseph's Univ. , IDRB, 4.00%, 11/1/45	7,000	7,221
Philadelphia IDA, Temple Univ. , 1st Series, IDRB, 5.00%, 4/1/28	1,800	2,117
Philadelphia IDA, Temple Univ. , 1st Series 2017, IDRB, 5.00%,
4/1/29	4,000	4,687
Philadelphia IDA, Temple Univ. , 2nd Series 2016, IDRB, 5.00%,
4/1/34	1,825	2,102
Philadelphia IDA, Temple Univ. , 2nd Series 2016, IDRB, 5.00%,
4/1/35	8,500	9,767
Philadelphia IDA, Temple Univ. , 2nd Series 2016, IDRB, 5.00%,
4/1/36	5,000	5,733
Philadelphia School Dist. , Series A, GO, 5.00%, 9/1/44	9,300	11,269
Southcentral Pennsylvania General Auth. , Wellspan Health,
Series E, VRDN, 0.06%, 6/1/35	5,800	5,800
State Public School Building Auth. , Philadelphia School Dist. ,
Series A, 5.00%, 6/1/33 (2)	5,000	5,917
		106,433

Puerto Rico 1.4%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	3,195	3,155
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	9,000	9,112
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (9)(10)	60	37
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (9)(10)	100	61
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (9)(10)	2,500	1,544
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (9)(10)	225	139
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20 (9)(10)	290	178
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/24 (9)(10)	1,105	680
Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25 (9)(10)	370	228

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26 (9)(10)	450	277

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27 (9)(10)	2,640	1,624

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32 (9)(10)	185	114

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37 (9)(10)	3,080	1,894

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28 (9)(10)	45	28

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33 (9)(10)	280	173

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18 (9)(10)	240	146

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27 (9)(10)	100	62

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40 (9)(10)	275	170

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36 (9)(10)	215	134

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17 (9)(10)	70	40

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17 (9)(10)	120	73

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28 (9)(10)	95	58

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19 (9)(10)	890	541

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23 (9)(10)	200	123

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24 (9)(10)	100	62

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26 (9)(10)	2,295	1,417

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, 4.50%,
7/1/34	1,436	1,449

Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/27	2,600	2,050

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/29	5,800	4,195
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/31	3,500	2,299
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/33	5,392	3,231
Puerto Rico Sales Tax Fin. , Restructured, Series A-1, Zero
Coupon, 7/1/46	5,000	1,292
		36,586

Rhode Island 0.0%
Central Falls Detention Fac. , 7.25%, 7/15/35 (6)(9)	4,915	885
		885

South Carolina 0.9%
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/21 (9)	338	324
Connector 2000 Assoc. , Series A, Zero Coupon, 1/1/22 (9)	358	319
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/32 (9)	6,663	2,695
Connector 2000 Assoc. , Series A-1, Zero Coupon, 1/1/42 (9)	11,189	2,080
Connector 2000 Assoc. , Series A-1, Zero Coupon, 7/22/51 (9)	14,590	1,086
Connector 2000 Assoc. , Series B-1, Zero Coupon, 1/1/32 (9)	1,966	572
Connector 2000 Assoc. , Series B-1, Zero Coupon, 7/22/51 (9)	10,109	438
Connector 2000 Assoc. , Series C-1, Zero Coupon, 7/22/51 (9)	1,569	66
South Carolina Jobs-Economic Dev. Auth. , Acts Retirement-Life
Community, Series C, 5.00%, 11/15/47	2,325	2,376
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/35	2,000	2,191
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/37	5,000	5,439
South Carolina Jobs-Economic Dev. Auth. , Prisma Health
Obligated Group, Series A, 5.00%, 5/1/43	4,675	5,033
		22,619

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
South Dakota 1.1%
South Dakota HEFA, Avera Health, Series A, 5.00%, 7/1/42
(Prerefunded 7/1/21) (3)	12,805	13,429
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/37	1,770	1,870
South Dakota HEFA, Sanford Health, Series E, 5.00%, 11/1/42	13,065	13,730
		29,029

Tennessee 2.4%
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/35	1,725	1,912
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/37	3,500	3,834
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, Series A, 5.00%, 7/1/44	1,075	1,156
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/35	2,675	3,048
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/40	7,265	8,186
Metropolitan Gov't. of Nashville-Davidson Health & Ed. Fac.
Board, Vanderbilt Univ. Medical Center, Series A, 5.00%, 7/1/46	8,415	9,399
Metropolitan Nashville Airport, Series A, 4.00%, 7/1/49	1,400	1,523
Metropolitan Nashville Airport, Series A, 4.00%, 7/1/54	2,000	2,166
Metropolitan Nashville Airport, Series A, 5.00%, 7/1/44	2,500	3,003
Metropolitan Nashville Airport, Series A, 5.00%, 7/1/49	3,000	3,582
Metropolitan Nashville Airport, Series A, 5.00%, 7/1/54	6,700	7,963
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)	5,750	6,384
Tennessee Energy Acquisition, Goldman Sachs, Series A,
5.25%, 9/1/24	8,100	9,078
		61,234

Texas 9.5%
Austin Airport, Series A, 5.00%, 11/15/41	6,845	7,830
Austin Airport, Series A, 5.00%, 11/15/46	2,525	2,870

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/27	2,600	2,575
Austin Convention Enterprises, Convention Center, 1st Tier,
Series A, 5.00%, 1/1/34	1,400	1,384
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/25	630	616
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/26	600	582
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/27	1,000	970
Austin Convention Enterprises, Convention Center, 2nd Tier,
Series B, 5.00%, 1/1/28	360	347
Central Texas Regional Mobility Auth. , 5.00%, 1/1/33	2,000	2,095
Central Texas Regional Mobility Auth. , 5.00%, 1/1/42	10,505	10,899
Central Texas Regional Mobility Auth. , Series A, 5.00%, 1/1/43	2,700	2,803
Dallas/Fort Worth Int'l. Airport, Series C, 5.00%, 11/1/45	10,000	10,400
Dallas/Fort Worth Int'l. Airport, Series D, 5.25%, 11/1/25	4,805	5,069
Dallas/Fort Worth Int'l. Airport, Series G, 5.00%, 11/1/28	7,000	7,112
Fort Bend County IDC, NRG Energy, Series A, 4.75%, 5/1/38	3,000	3,049
Grand Parkway Transportation, Series C, 4.00%, 10/1/45	5,000	5,715
Gulf Coast IDA, Exxon Mobil Proj. , IDRB, VRDN, 0.06%, 11/1/41	320	320
Harris County Cultural Ed. Fac. Fin., Brazos Presbyterian Hosp.,
Series B, 7.00%, 1/1/43 (Prerefunded 1/1/23) (3)	3,000	3,495
Harris County Cultural Ed. Fac. Fin., Houston Methodist Hosp. ,
5.00%, 12/1/45	7,000	8,050
Harris County Cultural Ed. Fac. Fin. , Methodist Hosp. , Series C-
1, VRDN, 0.06%, 12/1/24	2,835	2,835
Harris County Health Fac. Dev. , Methodist Hosp. Sys. , Series A-
1, VRDN, 0.06%, 12/1/41	400	400
Harris County Health Fac. Dev. , Methodist Hosp. Sys. , Series A-
2, VRDN, 0.06%, 12/1/41	510	510
Houston Airport, Series D, 5.00%, 7/1/35	6,380	7,581
Joint Guadalupe County - Seguin Hosp. , 5.00%, 12/1/45	2,600	2,652
Joint Guadalupe County - Seguin Hosp. , 5.25%, 12/1/35	2,400	2,610
Lower Colorado River Auth. , LCRA Transmission Services,
5.00%, 5/15/30	1,000	1,308

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Lower Colorado River Auth. , LCRA Transmission Services,
5.00%, 5/15/35	1,150	1,460
Lower Colorado River Auth. , LCRA Transmission Services,
Series A, 5.00%, 5/15/30	3,885	4,046
Lower Colorado River Auth. , LCRA Transmission Services,
Series A, 5.00%, 5/15/31	3,100	3,226
New Hope Cultural Ed. Fac. Fin. , CHF Stephenville III - Tarleton
State Univ. , Series A, 5.00%, 4/1/30	300	300
New Hope Cultural Ed. Fac. Fin. , CHF Stephenville III - Tarleton
State Univ. , Series A, 5.00%, 4/1/47	3,310	3,257
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/32	750	668
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.00%, 10/1/39	1,000	817
New Hope Cultural Ed. Fac. Fin. , Presbyterian Village North,
5.25%, 10/1/49	2,255	1,780
North Texas Tollway Auth. , Series A, 5.00%, 1/1/27	2,250	2,558
North Texas Tollway Auth. , Series A, 5.00%, 1/1/39	6,110	7,067
North Texas Tollway Auth. , Series A, 5.50%, 9/1/41
(Prerefunded 9/1/21) (3)	9,000	9,586
North Texas Tollway Auth. , First Tier, 6.00%, 1/1/38
(Prerefunded 1/1/21) (3)	7,660	7,916
North Texas Tollway Auth. , First Tier, Series A, 5.00%, 1/1/43	2,750	3,277
North Texas Tollway Auth. , First Tier, Series A, 5.00%, 1/1/48	12,500	14,773
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/28	1,000	1,136
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/31	1,835	2,048
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series A, 5.00%, 11/15/37	1,700	1,849
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/40	2,650	2,865
Tarrant County Cultural Ed. Fac. Fin. , Buckner Retirement
Services, Series B, 5.00%, 11/15/46	5,395	5,785
Tarrant County Cultural Ed. Fac. Fin. , Cook Children's Medical,
4.00%, 12/1/45	15,520	17,279

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin. , Edgemere - Northwest
Senior High School, Series A, 5.00%, 11/15/45	3,620	2,351
Tarrant County Cultural Ed. Fac. Fin. , Texas Health Resources
Sys. , Series A, 5.00%, 2/15/41	5,240	6,136
Tarrant County Cultural Ed. Fac. Fin. , Taxes Health Resources
Sys. , Series A, 5.00%, 2/15/47	13,365	15,486
Texas IDC, NRG Energy, Series 2012, 4.125%, 12/1/45	3,670	3,676
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series A, 5.25%, 12/15/25	1,000	1,175
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch,
Senior Lien, Series D, 6.25%, 12/15/26	6,790	7,800
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29	8,200	8,662
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31	5,000	5,262
Texas Transportation Commission, First Tier Toll, 5.00%, 8/1/57	5,260	5,549
Travis County Health Fac. Dev. , Unrefunded Balance,
Westminster Manor, 7.00%, 11/1/30	55	56
Travis County Health Fac. Dev. , Westminster Manor, 7.00%,
11/1/30 (Prerefunde d 11/1/20) (3)	805	827
Travis County Health Fac. Dev. , Westminster Manor, 7.125%,
11/1/40 (Prerefunde d 11/1/20) (3)	2,000	2,055
		244,805

Utah 0.3%
Murray City Hosp. , IHC Health Services, Series A, VRDN, 0.06%,
5/15/37	1,145	1,145
Murray City Hosp. , IHC Health Services, Series B, VRDN, 0.06%,
5/15/37	1,000	1,000
Salt Lake City Airport, Series B, 5.00%, 7/1/42	1,000	1,147
Salt Lake City Airport, Series B, 5.00%, 7/1/47	4,675	5,329
		8,621

Virgin Islands 0.2%
Virgin Islands PFA, Series A, 6.75%, 10/1/37	5,000	4,363
		4,363

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Virginia 2.4%
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier General
Resolution, 5.00%, 7/1/46	5,840	6,261
Chesapeake Bay Bridge & Tunnel Dist. , 1st Tier General
Resolution, 5.00%, 7/1/51	3,395	3,627
Fairfax County Economic Dev. Auth. , Silver Line Phase I, 4.00%,
4/1/33	8,955	10,117
Fairfax County Economic Dev. Auth. , Silver Line Phase I, 4.00%,
4/1/36 (Prerefunded 4/1/26) (3)	8,500	10,175
Fairfax County IDA, Inova Health, IDRB, 5.00%, 5/15/40	5,000	5,284
Fairfax County IDA, Inova Health, Series A, IDRB, 4.00%,
5/15/48	335	373
Hampton Roads Transportation Accountability Commission,
Series A, 5.50%, 7/1/57	12,000	15,108
Henrico County Economic Dev. Auth. , Bon Secours Health Sys. ,
5.00%, 11/1/30 (Prerefunded 11/1/22) (3)	2,500	2,780
James City County Economic Dev. Auth. , Windsormeade United
Methodist Homes, Series A, 2.00%, 10/1/48 (6)	803	70
James City County Economic Dev. Auth. , Windsormeade United
Methodist Homes, Series A, 6.00%, 6/1/43	3,451	3,223
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/33	1,000	1,148
Stafford County Economic Dev. Auth. , Mary Washington
Healthcare, 5.00%, 6/15/36	2,900	3,301
		61,467

Washington 1.5%
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/32
(11)	1,880	2,557
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/33
(11)	1,500	2,026
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/34
(11)	2,200	2,961
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/36
(11)	3,400	4,529
Energy Northwest, Columbia Generating Station, 5.00%, 7/1/37
(11)	3,215	4,266

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

	Par	$ Value
(Amounts in 000s)
Washington, Series C, GO, 5.00%, 2/1/39	10,565	13,856
Washington, Motor Vehicle Tax, Series C, GO, 5.00%, 6/1/29	7,000	7,283
		37,478

West Virginia 0.0%
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (1)	425	428
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (1)	425	428
		856

Wisconsin 0.7%
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, Series B, 5.00%, 11/15/29	1,475	1,621
Wisconsin PFA, Retirement Housing Foundation Obligation
Group, Series B, 5.00%, 11/15/30	1,500	1,645
Wisconsin PFA, Searstone Retirement Community, Series A,
5.20%, 6/1/37	2,000	1,717
Wisconsin PFA, Searstone Retirement Community, Series A,
5.30%, 6/1/47	1,300	1,077
Wisconsin PFA, Searstone Retirement Community, Series A,
5.375%, 6/1/52	1,700	1,400
Wisconsin Univ. Hosp. & Clinics Auth. , Series B, VRDN, 0.06%,
4/1/48	10,400	10,400
		17,860

Wyoming 0.0%
Uinta County PCR, Chevron USA, VRDN, 0.06%, 8/15/20	1,250	1,250
		1,250

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

$ Value
(Amounts in 000s)
Total Investments in Securities 100.2%
(Cost $2,506,129)	$2,581,528
Other Assets Less Liabilities (0.2)%	(6,317)
Net Assets 100.0%	$2,575,211

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $32,754 and represents 1.3% of net assets.
(2)	Insured by Assured Guaranty Municipal Corporation
(3)	Prerefunded date is used in determining portfolio maturity.
(4)	Insured by National Public Finance Guarantee Corporation
(5)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6)	Security is in default or has failed to make a scheduled interest and/or principal payment.
(7)	Insured by AMBAC Assurance Corporation
(8)	Escrowed to maturity
(9)	Non-income producing
(10)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
(11)	When-issued security
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CDA	Community Development Administration/Authority
COP	Certificate of Participation
DFA	Development Finance Authority
EFA	Educational Facility Authority
FRN	Floating Rate Note
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
HEFA	Health & Educational Facility Authority
HFA	Health Facility Authority
HFFA	Health Facility Financing Authority
HHEFA	Health & Higher Educational Facility Authority
IDA	Industrial Development Authority/Agency
IDC	Industrial Development Corporation
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
PIK	Payment-in-kind
RAC	Revenue Anticipation Certificate

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND

VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TAX-FREE INCOME FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Tax-Free Income Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940
Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as

T. ROWE PRICE TAX-FREE INCOME FUND

well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level
2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
On May 31, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.